UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07899

Name of Fund: BlackRock Index Funds, Inc.

BlackRock International Index Fund

BlackRock Small Cap Index Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Index Funds, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2014 – 06/30/2015

Item 1 – Proxy Voting Record – Each series of the registrant is a feeder fund in a master/feeder structure and as such holds interests in the corresponding series of Quantitative Master Series LLC (the “Master LLC”). Voting records of the Master LLC can be found be accessing the Form N-PX filed by the Master LLC (file No. 811-07885, CIK no. 0001025836) on August 26, 2015.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07899
Reporting Period: 07/01/2014 - 06/30/2015
BlackRock Index Funds, Inc.

====================== BlackRock International Index Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== BlackRock Small Cap Index Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Funds, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of BlackRock Index Funds, Inc.

Date:	August 26, 2015